10 NET INCOME (LOSS) PER SHARE - A reconciliation of net income and weighted average shares used in computing basic and diluted net income (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Basic net income (loss) per share:
Net income (loss) applicable to common shares	$ (0.32)	$ (0.17)	$ 0.10	$ 0.03
Weighted average common shares outstanding	12,794,149	11,874	9,992,828	9,992
Basic net income (loss) per share of common stock	$ (0.32)	$ (0.17)	$ 0.10	$ 0.03
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$ (0.32)	$ (0.16)	$ 0.10	$ 0.03
Weighted average common shares outstanding	12,794,149	11,874	9,992,828	9,992
Dilutive effects of convertible debt, stock options and warrants
Weighted average common shares, assuming dilutive effect of stock options	12,794,149	11,874	9,992,828	9,992
Diluted net income (loss) per share of common stock	$ (0.32)	$ (0.16)	$ 0.10	$ 0.03